Annual Fund Operating Expenses	Sep. 30, 2026
Astoria US Equal Weight Quality Kings ETF | Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Astoria International Quality Growth Kings ETF | Astoria International Quality Growth Kings ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.58%
Astoria US Quality Growth Kings ETF | Astoria US Quality Growth Kings ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
EA Astoria Beacon Dynamic Core US Fixed Income ETF | EA Astoria Beacon Dynamic Core US Fixed Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	0.55%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses (AFFE) are fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.